Property, Plant and Equipment (Including Consolidated Vies)	12 Months Ended
Dec. 31, 2010
Property, Plant and Equipment (Including Consolidated Vies)
Property, Plant and Equipment (Including Consolidated Vies)

12. PROPERTY, PLANT AND EQUIPMENT (INCLUDING CONSOLIDATED VIEs)

Property, plant and equipment consists of the following:

	As of December 31,
	2010	2009
In millions

Land	$6.4	$7.3

Software	29.1	27.4

Buildings and improvements	270.3	198.1

Machinery and equipment	1,571.3	1,268.9

Solar energy systems	493.3	341.8

	2,370.4	1,843.5

Less accumulated depreciation	(708.9)	(574.2)

	1,661.5	1,269.3

Construction in progress – Semiconductor and Solar Materials	283.4	187.7

Construction in progress – Solar energy systems	88.6	8.6

	$2,033.5	$1,465.6